Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 887,282	$ 671,835	$ 723,605
Driver IC Segment [Member]
Disclosure of operating segments [line items]
Revenue	429,050	272,020	305,512
Driver IC Segment [Member] | Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	264,700	182,442	178,907
Driver IC Segment [Member] | Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	54,439	56,260	87,927
Driver IC Segment [Member] | Customer C [Member]
Disclosure of operating segments [line items]
Revenue	109,911	33,318	38,678
Non-driver Products Segment [Member]
Disclosure of operating segments [line items]
Revenue	31,462	23,822	29,932
Non-driver Products Segment [Member] | Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	24,963	15,988	24,088
Non-driver Products Segment [Member] | Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	3,906	3,521	2,917
Non-driver Products Segment [Member] | Customer C [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,593	$ 4,313	$ 2,927